Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 1,752	$ 1,934	$ 5,394	$ 5,806
FVOCI securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	1,128	946	3,304	2,789
Amortized cost securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 624	$ 988	$ 2,090	$ 3,017